Consolidated Statements of Changes in Shareholders’ Equity - USD ($)		Ordinary shares Class A		Ordinary shares Class B		Ordinary shares		Treasury Shares	Additional paid-in capital	Retained earnings	Statutory reserve	Derivative Liability – Embedded Conversion Option	Accumulated other comprehensive income(loss)	Total
Balance at Sep. 30, 2023						$ 5,000	[1]		$ 1,549,913	$ 2,052,553	$ 11,348		$ (121,901)	$ 3,496,913
Balance (in Shares) at Sep. 30, 2023	[1]					2,000,022
Net loss										(439,336)				(439,336)
Net Proceeds from the initial public offering						$ 375	[1]		4,041,683					4,042,058
Net Proceeds from the initial public offering (in Shares)	[1]					1,500,000
Foreign currency translation adjustment													(74,851)	(74,851)
Balance at Sep. 30, 2024		$ 5,375	[1]			$ 5,375	[1]		5,591,596	1,613,217	11,348		(196,752)	7,024,784
Balance (in Shares) at Sep. 30, 2024		2,150,022	[1]			2,150,022	[1]
Balance (in Shares) at Sep. 30, 2024
Net loss										(7,368,105)				(7,368,105)
Pre-delivery shares related to the issuance of convertible notes		$ 2,325	[1]						1,764,675					1,767,000
Pre-delivery shares related to the issuance of convertible notes (in Shares)	[1]	930,000
Stock-based compensation (Class B)				$ 1,250	[1]				1,207,750					1,209,000
Stock-based compensation (Class B) (in Shares)	[1]			500,000
Repurchase of Class A Shares by issuing Class B Shares				$ 1,250	[1]
Repurchase of Class A Shares by issuing Class B Shares (in Shares)	[1]			500,000
Repurchase of Class A Shares by issuing Class B Shares (in Shares)								(1,250)
Capital injection by new investors		$ 10,000	[1]						1,802,430					1,812,430
Capital injection by new investors (in Shares)	[1]	4,000,000
Convert convertible notes into shares		$ 8,956	[1]						10,872,536					10,881,492
Convert convertible notes into shares (in Shares)	[1]	3,582,500
Issuance of convertible notes												871,029		871,029
Fair Value Change in Derivative Liability												16,202		16,202
Foreign currency translation adjustment													122,281	122,281
Balance at Sep. 30, 2025		$ 26,656	[1]	$ 2,500	[1]				$ 21,238,987	$ (5,754,888)	$ 11,348	$ 887,231	$ (74,471)	$ 16,336,113
Balance (in Shares) at Sep. 30, 2025	[1]	10,662,522		1,000,000
Balance (in Shares) at Sep. 30, 2025								(1,250)

[1]	The shares and per share information are presented on a retroactive basis to reflect the reorganization completed on February 17, 2023, share split occurred on March 20, 2023, and share consolidation occurred on April 7, 2025 (Note 16).